Lease Obligation (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Cash Income Taxes Paid for Federal, State and Foreign Income Taxes [Abstract]
Operating lease cost	$ 17,000	$ 0	$ 28,927	$ 0